Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

December 21, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946) on behalf of Eaton Vance Tax-Managed Equity Asset Allocation Fund and Eaton Vance Tax-Managed Global Dividend Income Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in an as revised Prospectus dated March 1, 2015 as revised December 4, 2015.  The purpose of the filing is to submit the 497(e) filing effective December 4, 2015 in XBRL for the Fund.

Please contact me at (617) 672-8509, or fax number (617) 672-1509, if you have any questions or comments.

Very truly yours,

/s/ Deanna R. Berry

Deanna R. Berry

Assistant Vice President